Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ (15,650)	₨ (13,053)	₨ (9,843)
Credit/(charge) in the consolidated statement of income	2,628	(1,116)	(1,794)
Credit/(charge) in other comprehensive income	128	(924)	1,116
On account of Business combinations and others	(566)	(388)	(1,616)
Translation adjustment	(422)	(169)	(916)
Ending balance	(13,882)	(15,650)	(13,053)
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,254	2,624	2,144
Credit/(charge) in the consolidated statement of income	(357)	(1,384)	397
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0		0
Translation adjustment	1	14	83
Ending balance	898	1,254	2,624
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,793	6,367	6,103
Credit/(charge) in the consolidated statement of income	1,362	(477)	99
Credit/(charge) in other comprehensive income	(49)	(111)	16
On account of Business combinations and others	0	(4)	0
Translation adjustment	0	18	149
Ending balance	7,106	5,793	6,367
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,618	1,743	2,987
Credit/(charge) in the consolidated statement of income	(190)	(129)	(1,234)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0
Translation adjustment		4	(10)
Ending balance	1,428	1,618	1,743
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(912)	(911)	(1,058)
Credit/(charge) in the consolidated statement of income	371	(1)	202
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0		0
Translation adjustment	5	0	(55)
Ending balance	(536)	(912)	(911)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,909)	(3,855)	(3,285)
Credit/(charge) in the consolidated statement of income	(422)	(993)	(299)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0
Translation adjustment	(118)	(61)	(271)
Ending balance	(5,449)	(4,909)	(3,855)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(8,601)	(10,170)	(9,645)
Credit/(charge) in the consolidated statement of income	1,446	2,067	1,947
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	(566)	(367)	(1,750)
Translation adjustment	(210)	(131)	(722)
Ending balance	(7,931)	(8,601)	(10,170)
Interest income and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,347)	(1,170)	(1,067)
Credit/(charge) in the consolidated statement of income	(1,482)	82	(367)
Credit/(charge) in other comprehensive income	(83)	(259)	275
On account of Business combinations and others	0		0
Translation adjustment	0	0	(11)
Ending balance	(2,912)	(1,347)	(1,170)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(195)	359	(466)
Credit/(charge) in the consolidated statement of income	0
Credit/(charge) in other comprehensive income	260	(554)	825
On account of Business combinations and others	0
Translation adjustment	0	0	0
Ending balance	65	(195)	359
Contract asset / (Contract liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(625)	(370)	(60)
Credit/(charge) in the consolidated statement of income	428	(257)	(298)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0	5	0
Translation adjustment	(12)	(3)	(12)
Ending balance	(209)	(625)	(370)
Special Economic Zone re-investment reserve [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(7,820)	(7,237)	(5,549)
Credit/(charge) in the consolidated statement of income	4,335	(583)	(1,688)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0
Translation adjustment	0	0	0
Ending balance	(3,485)	(7,820)	(7,237)
Undistributed earnings of subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Credit/(charge) in the consolidated statement of income	(2,941)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0
Translation adjustment	(60)
Ending balance	(3,001)	0
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	94	(433)	53
Credit/(charge) in the consolidated statement of income	78	559	(553)
Credit/(charge) in other comprehensive income	0
On account of Business combinations and others	0	(22)	134
Translation adjustment	(28)	(10)	(67)
Ending balance	₨ 144	₨ 94	₨ (433)